Cover	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Sep. 03, 2026
Registrant Name	Hawthorn Bancshares, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	0-23636
Entity Tax Identification Number	43-1626350
Entity Address, Address Line One	132 East High Street
Entity Address, Address Line Two	PO Box 688
Entity Address, City or Town	Jefferson City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	65102
City Area Code	573
Local Phone Number	761-6100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	HWBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Central Index Key	0000893847
Amendment Flag	false
Title of 12(b) Security	Common Stock, $1.00 par value